Acquisitions (Narrative) (Details) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2010 Solar Energy [Member]	Dec. 31, 2009 Solar Energy [Member]	Dec. 31, 2011 FRV US [Member]	Dec. 31, 2011 FRV US [Member]	Sep. 02, 2011 FRV US [Member] project	Sep. 02, 2011 FRV US [Member] Solar Energy [Member]	Dec. 31, 2010 Solaicx [Member]	Jun. 30, 2010 Solaicx [Member]	Dec. 31, 2009 SunEdison [Member]	Dec. 31, 2011 SunEdison [Member]	Feb. 01, 2011 SunEdison [Member]	Dec. 31, 2010 SunEdison [Member]	Nov. 20, 2009 SunEdison [Member]	Jun. 30, 2011 SunEdison [Member] Company One Acquired [Member]	Jun. 30, 2011 SunEdison [Member] Company One Acquired [Member] Solar Energy [Member]	Dec. 31, 2011 SunEdison [Member] Two Companies Acquired [Member]	Dec. 31, 2011 Valuation Allowance, Operating Loss Carryforwards [Member] Solaicx [Member]	Dec. 31, 2010 Valuation Allowance, Operating Loss Carryforwards [Member] Solaicx [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired											100.00%			100.00%						100.00%		100.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price											$ 187,800,000			$ 101,700,000					$ 314,600,000	$ 72,600,000		$ 14,300,000
Business Acquisition, Contingent Consideration, Potential Cash Payment											54,200,000									27,000,000
Business Combination, Contingent Consideration Arrangements, Milestones On Utility Scale Projects, Number											5
Business Acquisition, Cost of Acquired Entity, Cash Held In Escrow														10,900,000			21,000,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	171,000,000	171,000,000							70,400,000	70,400,000	70,400,000			71,800,000		73,000,000
Deferred Tax Assets, Operating Loss Carryforwards	91,500,000	91,500,000	60,900,000								9,300,000		28,700,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount											44,600,000	44,600,000		56,400,000					285,300,000	43,800,000	43,800,000	9,400,000
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount											0								224,500,000
Revenues		2,268,000,000	1,996,400,000	1,008,900,000						121,200,000
Net Income (Loss) Attributable to Parent		(1,536,000,000)	34,400,000	(68,300,000)						(48,300,000)			(11,200,000)
Business Acquisition, Pro Forma Net Income (Loss)		1,536,000,000	(34,400,000)	68,300,000						48,300,000			11,200,000
Goodwill impairment charges	384,100,000	440,500,000	0	0	384,100,000	440,500,000	0	0	44,600,000
Business Acquisition Purchase Price Allocation Goodwill Not Tax Deductible Amount																				24,400,000
Business Acquisition, Purchase Price Allocation, Intangible Assets											115,500,000			21,000,000					42,200,000	13,000,000		4,800,000
Business Acquisition, Contingent Consideration, at Fair Value	90,800,000	90,800,000												(26,000,000)				80,200,000	(77,000,000)			6,500,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low														60,000,000
Business Combination, Contingent Consideration, Potential Additional Payment in Cash and Common Stock														27,600,000
Contingent consideration related to acquisitions	71,600,000	71,600,000	106,400,000											26,000,000
Business Combination, Acquisition Related Costs													1,900,000		2,500,000
Valuation Allowance, Amount																							0	28,700,000
Deferred Tax Assets, Net, Operating Loss Carryforwards													0
Contingent consideration paid in cash																	55,700,000
Contingent Consideration Common Stock Issued																	2.1
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable Held in Escrow																	$ 6,400,000